8. Hybrid Debt Instrument (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Assumptions used for derivative liability
	March 31, 2016	December 31, 2015
Company stock price	$10.23	$16.83
Expected volatility (%)	115%	105%
Risk-free interest rate (%)	0.52%	0.65%

	December 31, 2015	July 1, 2015
Company stock price	$16.83	$7.26
Expected volatility (%)	105%	115%
Risk-free interest rate (%)	0.65%	0.28%